Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
28.	Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits.  Our principal financial liabilities, other than derivatives, comprise of bank loans, finance leases, trade and non-trade payables.  The main purpose of these financial liabilities is to finance our operations.  We also enter into derivative transactions, primarily principal only-currency swap agreements, interest rate swaps and forward foreign exchange contracts and options to manage the currency and interest rate risks arising from our operations and sources of financing.  Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Significant Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2019 and 2018:

	Cash and cash equivalents	Financial instruments at amortized cost	Financial instruments at FVPL	Financial instruments at FVOCI	Total financial instruments
		(in million pesos)
Assets as at December 31, 2019
Noncurrent:
Financial assets at fair value through profit or loss	—	—	3,369	—	3,369
Derivative financial assets – net of current portion	—	—	1	—	1
Financial assets at fair value through other comprehensive income – net of current portion	—	—	—	162	162
Other financial assets – net of current portion	—	1,986	—	—	1,986
Current:
Cash and cash equivalents	24,369	—	—	—	24,369
Short-term investments	—	314	—	—	314
Trade and other receivables	—	22,436	—	—	22,436
Current portion of derivative financial assets	—	—	41	—	41
Current portion of debt instruments at amortized cost	—	150	—	—	150
Current portion of financial assets at fair value through other comprehensive income	—	—	—	2,757	2,757
Current portion of other financial assets	—	1,220	6,866	—	8,086
Total assets	24,369	26,106	10,277	2,919	63,671

Liabilities as at December 31, 2019
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	172,834	—	—	172,834
Lease liabilities – net of current portion	—	13,100	—	—	13,100
Derivative financial liabilities – net of current portion	—	—	25	—	25
Customers' deposits	—	2,205	—	—	2,205
Deferred credits and other noncurrent liabilities	—	2,179	—	—	2,179
Current:					—
Accounts payable	—	76,384	—	—	76,384
Accrued expenses and other current liabilities	—	73,303	7,851	—	81,154
Current portion of interest-bearing financial liabilities	—	19,722	—	—	19,722
Current portion of lease liabilities	—	3,215	—	—	3,215
Dividends payable	—	1,584	—	—	1,584
Current portion of derivative financial liabilities	—	—	88	—	88
Total liabilities	—	364,527	7,964	—	372,490
Net assets (liabilities)	24,369	(338,420)	2,313	2,919	(308,819)

	Cash and cash equivalents	Financial instruments at amortized cost	Financial instruments at FVPL	Financial instruments at FVOCI	Total financial instruments
		(in million pesos)
Assets as at December 31, 2018
Noncurrent:
Financial assets at fair value through profit or loss	—	—	4,763	—	4,763
Debt instruments at amortized cost	—	150	—	—	150
Derivative financial assets – net of current portion	—	—	140	—	140
Financial assets at fair value through other comprehensive income – net of current portion	—	—	—	2,749	2,749
Other financial assets – net of current portion	—	2,275	—	—	2,275
Current:
Cash and cash equivalents	51,654	—	—	—	51,654
Short-term investments	—	1,165	—	—	1,165
Trade and other receivables	—	24,056	—	—	24,056
Current portion of derivative financial assets	—	—	183	—	183
Current portion of financial assets at fair value through other comprehensive income	—	—	—	1,604	1,604
Current portion of other financial assets	—	175	6,833	—	7,008
Total assets	51,654	27,821	11,919	4,353	95,747

Liabilities as at December 31, 2018
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	155,835	—	—	155,835
Customers' deposits	—	2,194	—	—	2,194
Deferred credits and other noncurrent liabilities	—	3,088	—	—	3,088
Current:	—
Accounts payable	—	72,818	—	—	72,818
Accrued expenses and other current liabilities	—	68,920	7,862	—	76,782
Current portion of interest-bearing financial liabilities	—	20,441	—	—	20,441
Dividends payable	—	1,533	—	—	1,533
Current portion of derivative financial liabilities	—	—	80	—	80
Total liabilities	—	324,829	7,942	—	332,771
Net assets (liabilities)	51,654	(297,008)	3,977	4,353	(237,024)

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2019 and 2018:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2019
Current Financial Assets
Trade and other receivables
Foreign administrations	5,857	4,338	1,519
Domestic carriers	1,018	219	799
Total	6,875	4,557	2,318
Current Financial Liabilities
Accounts payable
Suppliers and contractors	68,121	70	68,051
Carriers and other customers	11,437	3,706	7,731
Total	79,558	3,776	75,782

December 31, 2018
Current Financial Assets
Trade and other receivables
Foreign administrations	6,882	3,576	3,306
Domestic carriers	8,245	8,052	193
Total	15,127	11,628	3,499
Current Financial Liabilities
Accounts payable
Suppliers and contractors	69,144	45	69,099
Carriers and other customers	5,602	2,567	3,035
Total	74,746	2,612	72,134

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2019 and 2018.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2019 and 2018 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2019	2018	2019	2018
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost – net of current portion	—	150	—	148
Other financial assets – net of current portion	1,986	2,275	1,657	2,020
Total	1,986	2,425	1,657	2,168
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	172,834	155,835	169,965	139,504
Customers' deposits	2,205	2,194	1,539	1,305
Deferred credits and other noncurrent liabilities	2,179	3,088	1,953	2,583
Total	177,218	161,117	173,457	143,392

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2019 and 2018.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2019				2018
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Listed equity securities
Financial assets at FVPL	2,442	304	623	3,369	3,625	154	984	4,763
Derivative financial assets – net of current portion	—	1	—	1	—	140	—	140
Financial assets at FVOCI – net of current portion	—	162	—	162	—	2,749	—	2,749
Current Financial Assets
Current portion of derivative financial assets	—	41	—	41	—	183	—	183
Current portion of FVOCI	—	2,757	—	2,757	—	1,604	—	1,604
Current portion of other financial assets	—	6,866	—	6,866	—	6,833	—	6,833
Total	2,442	10,131	623	13,196	3,625	11,663	984	16,272

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	25	—	25	—	—	—	—
Current Financial Liabilities
Accrued expenses and other current liabilities	—	7,851	—	7,851	—	7,862	—	7,862
Current portion of derivative financial liabilities	—	88	—	88	—	80	—	80
Total	—	7,964	—	7,964	—	7,942	—	7,942

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)	Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2019 and 2018, there were no transfers into and out of Level 3 fair value measurements.

As at December 31, 2019 and 2018, there were no transfers between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed Rate Loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 3
Other loans in all other currencies

Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.(1)

Level 3
Variable Rate Loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

(1)	Effective October 29, 2018, PHP BVAL Reference Rates replaced PDST Reference Rates (PDST-RI and PDST-R2).

Derivative Financial Instruments

Forward foreign exchange contracts, foreign currency swaps and interest rate swaps:  The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges.  Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions.  Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statement.  For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2019 and 2018, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs.  The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2019 and 2018:

								2019		2018
	Original Notional Amount		Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark- to- market Gains (Losses) in Php	Notional Amount	Net Mark- to- market Gains (Losses) in Php
	(in millions)			(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$114		Various dates in 2017 and 2018	U.S. Dollar Liabilities	Various dates in 2018	—	Php51.68	—	—	—	—
	US$22		Various dates in 2019	U.S. Dollar Liabilities	Various dates in January 2020 to April 2020	—	Php51.48	US$22	(12)	US$34	(22)
	EUR9		Various dates in August 2018	EUR Assets	December 14, 2018	—	US$1.17	—	—	—	—
	EUR11		Various dates in 2018	EUR Assets	December 14, 2018	—	Php62.95	—	—	—	—
	EUR5		Various dates in July and August 2019	EUR Assets	January 2020	—	Php58.65	EUR5	8	—	—
Foreign exchange options	EUR36	(a)	Various dates in 2018	EUR Assets	Various dates in November and December 2018	—	EUR1.161	—	—	—	—
							EUR1.185
Smart
Forward foreign exchange contracts	US$120		Various dates in 2017 and 2018	U.S. Dollar Liabilities	Various dates in 2018	—	Php52.13	—	—	—	—
	US$144		Various dates in 2018 and 2019	U.S. Dollar Liabilities	Various dates in 2019	—	Php52.73	—	—	US$54	(38)
	US$41		Various dates in 2019	U.S. Dollar Liabilities	Various dates in 2020	—	Php51.44	US$41	(22)	—	—
	US$16		Various dates in January and March 2020	U.S. Dollar Liabilities	Various dates in March and May 2020	—	Php50.79	—	—	—	—
Foreign exchange options(b)	US$4		Various dates in 2017 and 2018	U.S. Dollar Liabilities	Various dates in 2018	—	Php50.64	—	—	—	—
							Php51.58
							Php52.48
PCEV
Forward foreign exchange contracts	US$22		Various dates in 2019	U.S. Dollar Cash Conversion	Various dates in 2019	—	Php52.24	—	—		—
									(26)		(60)
Transactions designated as hedges:
PLDT
Interest rate swaps(c)	US$240		Various dates in 2013 and 2015	300 Term Loan	January 16, 2018	2.17%	—	—	—	—	—
	US$100		August 2014	100 PNB	August 11, 2020	3.46%	—	US$95	(6)	US$96	55
	US$50		September 2014	50 Metrobank	September 2, 2020	3.47%	—	US$48	(5)	US$48	25
	US$150		April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	US$56	2	US$79	66
Long-term currency swaps(d)	US$140		October 2015 to June 2016	300 Term Loan	January 16, 2018	2.20%	Php46.67	—	—	—	—
	US$4		January 2017	100 PNB	August 11, 2020	1.01%	Php49.79	US$1	1	US$2	7
	US$6		April and June 2017	200 MUFG Bank, Ltd.	August 26, 2019	1.63%	Php49.51	—	—	US$3	9
	US$2		January 2018	200 MUFG Bank, Ltd.	August 26, 2019	1.59%	Php49.86	—	—	US$1	3
	US$6		February 2018	200 MUFG Bank, Ltd.	February 26, 2020	1.82%	Php51.27	US$1	(2)	US$5	6
	US$22		November 2018 to June 2019	200 MUFG Bank, Ltd.	February 25, 2022	2.28%	Php52.08	US$17	(30)	US$11	17
									(40)		188

Smart
Interest rate swaps(e)	US$110		Various dates in 2013 and 2014	120 Term Loan	June 20, 2018	2.22%	—	—	—	—	—
	US$85		Various dates in 2014 and 2015	100 Bank of Tokyo	March 7, 2019	2.23%	—	—	—	US$10	3
	US$50		October 2, 2014	50 Mizuho	May 14, 2019	2.58%	—	—	—	US$5	2
	US$200		Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	US$22	4	US$67	52
	US$30		February 2016	100 Mizuho	December 7, 2021	2.03%	—	US$12	5	US$18	24
Long-term currency swaps(f)	US$100		Various dates in 2015	200 Mizuho	March 5, 2018	2.21%	Php46.66	—	—	—	—
	US$45		Various dates in 2016	100 Mizuho	December 7, 2018	1.93%	Php46.55	—	—	—	—
	US$11		Various dates in 2017	80 CBC	May 31, 2018	1.28%	Php49.66	—	—	—	—
	US$18		Various dates in 2017, 2018 and 2019	100 Mizuho	December 7, 2020	1.77%	Php50.98	US$9	(3)	US$16	28
	US$13		Various dates in 2018 and 2019	200 Mizuho	March 4, 2020	2.06%	Php51.93	US$4	(6)	US$9	6
	US$6		February 2019	2015 Mizuho US$100M	December 7, 2021	2.22%	Php51.83	US$4	(5)	—	—
									(5)		115
									(71)		243
(a)

If the EUR to U.S. Dollar spot exchange rate on the fixing date settles below €1.161, PLDT will sell the EUR at €1.161.  However, if on the fixing date, the exchange rate settles between the €1.161 and €1.185, there will be no settlement by PLDT, and if the exchange rate is above €1.185, PLDT will sell the EUR at €1.185.

(b)

If the Philippine Peso to U.S. Dollar spot exchange rate on the maturity date settles between Php51.58 to Php52.48, Smart will purchase the U.S. Dollar at Php51.58.  However, if on maturity, the exchange rate settles above Php52.48, Smart will purchase the U.S. Dollar at Php51.58 plus the excess above Php52.48, and if the exchange rate is lower than Php51.58, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php50.64.

(c)

PLDT’s interest rate swap agreements outstanding as at December 31, 2019 and 2018 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market loss amounting to Php11 million and mark-to-market gain amounting to Php129 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2019 and 2018, respectively.  Interest accrual on the interest rate swaps amounting to Php2 million and Php17 million were recorded as at December 31, 2019 and 2018, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2019 and 2018.

(d)

PLDT’s long-term principal only-currency swap agreements outstanding as at December 31, 2019 and 2018 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market loss amounting to Php23 million and mark-to-market gain amounting to Php45 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2019 and 2018, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php7 million and Php3 million were recognized as at December 31, 2019 and 2018, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php2 million and Php1 million were recognized in our consolidated income statements for the years ended December 31, 2019 and 2018, respectively.

(e)

Smart’s interest rate swap agreements outstanding as at December 31, 2019 and 2018 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php6 million and Php63 million were recognized in our consolidated statements of other comprehensive income as at  December 31, 2019 and 2018, respectively.  Reduction on interest arising from the interest rate swaps amounted to Php3 million and Php18 million as at December 31, 2019 and 2018, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2019 and 2018.

(f)

Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2019 and 2018 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market loss amounting to Php12 million and mark-to-market gain amounting to Php50 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2019 and 2018, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php2 million and Php16 million were recognized as at December 31, 2019 and 2018, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portions of the movements in the fair value amounting to Php1 million and Php2 million were recognized in our consolidated income statements for the years ended December 31, 2019 and 2018, respectively.

	2019	2018
	(in million pesos)
Presented as:
Noncurrent assets	1	140
Current assets	41	183
Noncurrent liabilities (Note 29)	(25)	—
Current liabilities (Note 29)	(88)	(80)
Net assets (liabilities)	(71)	243

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2019 and 2018 are summarized as follows:

	2019	2018
	(in million pesos)
Net mark-to-market gains at beginning of the year	243	237
Effective portion recognized in the profit or loss for the cash flow hedges	14	27
Gains (losses) on derivative financial instruments (Note 4)	(233)	1,135
Net fair value losses on cash flow hedges charged to other comprehensive income	(330)	(286)
Settlements, interest expense and others	235	(870)
Net mark-to-market gains (losses) at end of the year	(71)	243

Our consolidated analysis of gains (losses) on derivative financial instruments for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(in million pesos)
Gains (losses) on derivative financial instruments (Note 4)	(233)	1,135	724
Hedge costs	(51)	(49)	(191)
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	(284)	1,086	533

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.  The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets.  Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below.  We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations.  To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives.  These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime.  We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds.  We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels.  Our investments are also subject to certain restrictions contained in our debt covenants.  Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources.  We have cash and cash equivalents, and short-term investments amounting to Php24,369 million and Php314 million, respectively, as at December 31, 2019, which we can use to meet our short-term liquidity needs.  See Note 16 – Cash and Cash Equivalents.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2019 and 2018:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2019
Cash and cash equivalents	17,663	17,663	—	—	—
Temporary cash investments	17,663	17,663	—	—	—
Financial instruments at amortized cost:	43,308	41,024	1,768	338	178
Other financial assets	3,504	1,220	1,768	338	178
Debt instruments at amortized cost	150	150	—	—	—
Short-term investments	314	314	—	—	—
Retail subscribers	17,178	17,178	—	—	—
Corporate subscribers	13,005	13,005	—	—	—
Foreign administrations	1,896	1,896	—	—	—
Domestic carriers	889	889	—	—	—
Dealers, agents and others	6,372	6,372	—	—	—
Financial instruments at FVPL:	10,235	6,866	—	—	3,369
Financial assets at fair value through profit or loss	3,369	—	—	—	3,369
Other financial assets	6,866	6,866	—	—	—
Financial instruments at FVOCI:	2,919	2,757	162	—	—
Financial assets at fair value through other comprehensive income	2,919	2,757	162	—	—
Total	74,125	68,310	1,930	338	3,547

December 31, 2018
Cash and cash equivalents	45,672	45,672	—	—	—
Temporary cash investments	45,672	45,672	—	—	—
Financial instruments at amortized cost:	44,560	41,854	2,190	349	167
Other financial assets	2,686	130	2,040	349	167
Debt instruments at amortized cost	150	—	150	—	—
Short-term investments	1,165	1,165	—	—	—
Retail subscribers	19,444	19,444	—	—	—
Corporate subscribers	11,073	11,073	—	—	—
Foreign administrations	4,225	4,225	—	—	—
Domestic carriers	270	270	—	—	—
Dealers, agents and others	5,547	5,547	—	—	—
Financial instruments at FVPL:	11,596	6,833	—	—	4,763
Financial assets at fair value through profit or loss	4,763	—	—	—	4,763
Other financial assets	6,833	6,833	—	—	—
Financial instruments at FVOCI:	4,353	1,604	2,749	—	—
Financial assets at fair value through other comprehensive income	4,353	1,604	2,749	—	—
Total	106,181	95,963	4,939	349	4,930

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2019 and 2018:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2019
Debt(1):	243,226	19,014	66,052	54,146	104,014
Principal	193,047	15,221	44,253	40,288	93,285
Interest	50,179	3,793	21,799	13,858	10,729
Lease obligations	25,465	10,458	6,879	4,401	3,727
Various trade and other obligations:	153,255	148,839	2,405	38	1,973
Suppliers and contractors	70,169	68,051	2,118	—	—
Utilities and related expenses	51,875	51,843	32	—	—
Employee benefits	8,673	8,673	—	—	—
Liability from redemption of preferred shares	7,851	7,851	—	—	—
Customers’ deposits	2,205	—	194	38	1,973
Dividends	1,584	1,584	—	—	—
Carriers and other customers	1,387	1,387	—	—	—
Others	9,511	9,450	61	—	—
Total contractual obligations	421,946	178,311	75,336	58,585	109,714

December 31, 2018
Debt(1):	218,791	13,892	72,007	51,098	81,794
Principal	176,694	13,292	49,747	41,401	72,254
Interest	42,097	600	22,260	9,697	9,540
Lease obligations:	22,674	12,727	4,066	2,616	3,265
Operating lease	22,674	12,727	4,066	2,616	3,265
Various trade and other obligations:	145,892	140,549	3,206	176	1,961
Suppliers and contractors	72,064	69,099	2,828	137	—
Utilities and related expenses	48,189	48,128	61	—	—
Employee benefits	7,955	7,955	—	—	—
Liability from redemption of preferred shares	7,862	7,862	—	—	—
Customers’ deposits	2,194	—	194	39	1,961
Carriers and other customers	1,815	1,815	—	—	—
Dividends	1,533	1,533	—	—	—
Others	4,280	4,157	123	—	—
Total contractual obligations	387,357	167,168	79,279	53,890	87,020

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.

Debt

See Note 21 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Within one year	10,480	12,867
After one year but not more than five years	11,258	6,542
More than five years	3,727	3,265
Total	25,465	22,674

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of phone and network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements.  Total obligations under these various agreements amounted to approximately Php153,255 million and Php145,892 million as at December 31, 2019 and 2018, respectively.  See Note 23 – Accounts Payable and Note 24 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

Our outstanding consolidated commercial commitments, in the form of letters of credit, amounted to nil and Php20 million as at December 31, 2019 and 2018, respectively.  These commitments will expire within one year.  See Note 11 – Investments in Associates and Joint Ventures – Investments of PLDT in VTI, Bow Arken and Brightshare.

Collateral

We have not made any pledges as collateral with respect to our financial liabilities as at December 31, 2019 and 2018.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period.  The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities.  While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars.  As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues.  In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows.  Further details of the risk management strategy is recognized in our hedge designation documentation.  We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities.  We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statement or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2019 and 2018 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2019
Long-term currency swaps	37	1	Derivative financial assets – net of current portion
	—	3	Current portion of derivative financial assets
	—	(24)	Derivative financial liabilities – net of current portion
	—	(24)	Current portion of derivative financial liabilities

December 31, 2018
Long-term currency swaps	46	83	Derivative financial assets – net of current portion
	—	13	Current portion of derivative financial assets

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2019 and 2018 are as follows:

	2019		2018
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	(273)	—	(273)	4
US$100M PNB	(11)	—	(7)	—
US$200M MUFG Bank, Ltd.	(48)	8	(3)	—
	(332)	8	(283)	4

Smart:
US$200M Mizuho	(12)	5	7	3
US$100M Mizuho	(22)	12	43	13
	(34)	17	50	16

The effect of the cash flow hedge on our consolidated income statements and statements of other comprehensive income as at December 31, 2019 and 2018 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Income Statements
	(in million pesos)
December 31, 2019
Long-term currency swaps	(366)	Other comprehensive loss

December 31, 2018
Long-term currency swaps	(234)	Other comprehensive loss

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2019 and 2018:

	2019		2018
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	—	1	3	140
Other financial assets – net of current portion	—	13	—	12
Total noncurrent financial assets	—	14	3	152
Current Financial Assets
Cash and cash equivalents	122	6,181	717	37,688
Short-term investments	6	285	22	1,138
Trade and other receivables – net	777	39,472	261	13,741
Current portion of derivative financial assets	1	41	3	183
Current portion of other financial assets	—	11	—	11
Total current financial assets	906	45,990	1,003	52,761
Total Financial Assets	906	46,004	1,006	52,913
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	126	6,389	336	17,668
Derivative financial liabilities – net of current portion	—	25	—	—
Other noncurrent liabilities	—	15	—	12
Total noncurrent financial liabilities	126	6,429	336	17,680
Current Financial Liabilities
Accounts payable	676	34,325	415	21,797
Accrued expenses and other current liabilities	208	10,555	170	8,961
Current portion of interest-bearing financial liabilities	210	10,687	110	5,780
Current portion of derivative financial liabilities	2	88	2	80
Total current financial liabilities	1,096	55,655	697	36,618
Total Financial Liabilities	1,222	62,084	1,033	54,298

(1)

The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php50.80 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines as at December 31, 2019.

(2)

The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php52.56 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines as at December 31, 2018.

As at March 30, 2020, the Philippine Peso-U.S. Dollar exchange rate was Php51.04 to US$1.00.  Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine Peso terms by Php76 million as at December 31, 2019.

Approximately 9% and 13% of our total consolidated debts (net of consolidated debt discount) were denominated in U.S. Dollars as at December 31, 2019 and 2018, respectively.  Our consolidated foreign currency-denominated debt decreased to Php17,029 million as at December 31, 2019 from Php23,352 million as at December 31, 2018.  See Note 21 – Interest-bearing Financial Liabilities.  The aggregate notional amount of our consolidated outstanding long-term principal only-currency swap contracts were US$36 million and US$47 million as at December 31, 2019 and 2018, respectively.  Consequently, the unhedged portion of our consolidated debt amounts was approximately 8% (or 8%, net of our consolidated U.S. Dollar cash balances allocated for debt) and 12% (or 8%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2019 and 2018, respectively.

Approximately 15% and 16% of our consolidated revenues were denominated in U.S. Dollars and/or were linked to U.S. Dollars for the years ended December 31, 2019 and 2018, respectively.  Approximately 11% and 8% of our consolidated expenses were denominated in U.S. Dollars and/or linked to the U.S. Dollar for the years ended December 31, 2019 and 2018, respectively.  In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms.  In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso appreciated by 3.35% against the U.S. Dollar to Php50.80 to US$1.00 as at December 31, 2019 from Php52.56 to US$1.00 as at December 31, 2018.  As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange gain of Php408 million for the years ended December 31, 2019, while we recognized net consolidated foreign exchange losses of Php771 million and Php411 million for the years ended December 31, 2018 and 2017, respectively.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until December 31, 2020.  Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 0.59% as compared to the exchange rate of Php50.80 to US$1.00 as at December 31, 2019.  If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 0.59% as at December 31, 2019, with all other variables held constant, consolidated profit after tax for the year 2019 and stockholders’ equity as at year end 2019 would have been approximately Php62 million and Php58 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of change in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest cost through a mix of fixed and variable rate debts.  We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets.  Based on our assessment, new financing will be priced either on a fixed or floating rate basis.  We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations.  Further details of the risk management strategy is recognized in our hedge designation documentation.  We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2019 and 2018 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2019
Interest rate swaps	233	1	Derivative financial assets – net of current portion
	—	31	Current portion of derivative financial assets
	—	(1)	Derivative financial liabilities – net of current portion
	—	(31)	Current portion of derivative financial liabilities
	233	—

December 31, 2018
Interest rate swaps	323	57	Derivative financial assets – net of current portion
	—	170	Current portion of derivative financial assets
	323	227

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2019 and 2018 are as follows:

	2019		2018
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$100M PNB	(6)	—	50	—
US$50M MBTC	(4)	—	24	—
US$200M MUFG Bank, Ltd.	(1)	—	55	—
	(11)	—	129	—

Smart:
2014 BTMU US$100M	(1)	—	(6)	—
2014 Mizuho US$50M	(1)	—	(2)	—
2015 Mizuho US$200M	(36)	—	(11)	—
2015 Mizuho US$100M	(19)	—	—	—
2013 Sumitomo US$120M	—	—	(3)	—
	(57)	—	(22)	—

The effect of the cash flow hedge on our consolidated income statements and statements of other comprehensive income as at December 31, 2019 and 2018 are as follows:

	Total hedging gain (loss) recognized in OCI	Line item in the Consolidated Income Statements
	(in million pesos)
December 31, 2019
Interest rate swaps	(68)	Other comprehensive loss

December 31, 2018
Interest rate swaps	179	Other comprehensive gain

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2019 and 2018.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2019

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	3	—	—	—	—	3	150	—	150	3	150
Interest rate	4.8371%	—	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	31	—	—	—	—	31	1,586	—	1,586	31	1,586
Interest rate	0.0100% to 1.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	83	—	—	—	—	83	4,228	—	4,228	83	4,228
Interest rate	0.0500% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	2	—	—	—	—	2	92	—	92	2	92
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	72	—	—	—	—	72	3,645	—	3,645	72	3,645
Interest rate	0.7000% to 4.7500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	276	—	—	—	—	276	14,018	—	14,018	276	14,018
Interest rate	0.1250% to 5.0000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	1	—	—	—	—	1	29	—	29	1	29
Interest rate	1.5000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Other Currencies	6	—	—	—	—	6	285	—	285	6	285
Interest rate	0.0000%	—	—	—	—	—	—	—	—	—	—
	474	—	—	—	—	474	24,033	—	24,033	474	24,033

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	—	15	4	—	—	19	952	—	952	19	945
Interest rate	—	2.8850%	2.8850%	—	—	—	—	—	—	—	—
Philippine Peso	42	376	302	673	1,697	3,090	156,996	408	156,588	3,024	153,644
Interest rate	4.4850% to 5.5000%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9000% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	165	76	26	50	—	317	16,124	47	16,077	317	16,123
Interest rate	0.7900% to 1.4500% over LIBOR	0.7900% to 0.9500% over LIBOR	0.7900% to 0.9500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—	—
Philippine Peso	93	69	3	70	139	374	18,975	36	18,939	374	18,975
Interest rate	1.0000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.6000% over PHP BVAL	—	—	—	—	—	—
	300	536	335	793	1,836	3,800	193,047	491	192,556	3,734	189,687

As at December 31, 2018

	In U.S. Dollars							Discount/		Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	—	3	—	—	—	3	150	—	150	3	148
Interest rate	—	4.8371%	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	30	—	—	—	—	30	1,580	—	1,580	30	1,580
Interest rate	0.0100% to 0.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	57	—	—	—	—	57	3,017	—	3,017	57	3,017
Interest rate	0.05000% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	4	—	4	—	4
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	675	—	—	—	—	675	35,467	—	35,467	675	35,467
Interest rate	2.7000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	194	—	—	—	—	194	10,204	—	10,204	194	10,204
Interest rate	0.2500% to 7.0500%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	22	—	—	—	—	22	1,138	—	1,138	22	1,138
Interest rate	2.5000% to 3.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	1	—	—	—	—	1	27	—	27	1	27
Interest rate	3.5000%	—	—	—	—	—	—	—	—	—	—
	979	3	—	—	—	982	51,587	—	51,587	982	51,585

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	2	15	7	4	—	28	1,483	1	1,482	28	1,502
Interest rate	1.4100%	2.8850%	2.8850%	2.8850%	—	—	—	—	—	—	—
Philippine Peso	234	123	319	730	1,232	2,638	138,637	278	138,359	2,319	121,868
Interest rate	4.9110% to 5.6038%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9000% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	17	286	38	52	25	418	21,964	94	21,870	418	21,965
Interest rate	0.9500% to 1.1000% over LIBOR	0.7900% to 1.4500% over LIBOR	0.7900% to 0.9500% over LIBOR	0.7900% to 1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	94	64	2	118	278	14,610	45	14,565	278	14,610
Interest rate*	—	0.5000% to 1.0000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL	—	—	—	—	—	—
	253	518	428	788	1,375	3,362	176,694	418	176,276	3,043	159,945

*	Effective October 29, 2018, PHP BVAL Reference Rates replaced PDST Reference Rates (PDST-R1 and PDST-R2).

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of floating rate financial instruments is mostly done on intervals of three months or six months.  Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 18% and 21% of our consolidated debts were variable rate debts as at December 31, 2019 and 2018, respectively.  Our consolidated variable rate debt decreased to Php35,098 million as at December 31, 2019 from Php36,575 million as at December 31, 2018.  Considering the aggregate notional amount of our consolidated outstanding long-term interest rate swap contracts of US$233 million and US$323 million as at December 31, 2019 and 2018, respectively, approximately 88% and 89% of our consolidated debts were fixed as at December 31, 2019 and 2018, respectively.

Management conducted a survey among our banks to determine the outlook of the U.S. Dollar and Philippine Peso interest rates until December 31, 2020.  Our outlook is that the U.S. Dollar and Philippine Peso interest rates may move 15 basis points, or bps, and 20 bps higher/lower, respectively, as compared to levels as at December 31, 2019.  If the U.S. Dollar interest rates had been 15 bps higher/lower as compared to market levels as at December 31, 2019, with all other variables held constant, consolidated profit after tax for the year 2019 and stockholders’ equity as at year end 2019 would have been approximately Php2 million each lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions. If the Philippine Peso interest rates had been 20 bps higher/lower as compared to market levels as at December 31, 2019, with all other variables held constant, consolidated profit after tax for the year 2019 and stockholders’ equity as at year end 2019 would have been approximately Php14 million each lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk is the risk that we will incur a loss arising from our customers, clients or counterparties that fail to discharge their contracted obligations.  We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties.  It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures.  In addition, receivable balances are monitored on an on-going basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties.  Counterparty limits are established and reviewed periodically based on latest available financial data on our counterparties’ credit ratings, capitalization, asset quality and liquidity.  Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2019 and 2018 are as follows:

	2019	2018
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	3,369	4,763
Derivative financial assets – net of current portion	1	140
Current portion of derivative financial assets	41	183
Total	3,411	5,086

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2019 and 2018.  The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements.  The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on our consolidated statements of financial position, the gross exposure to credit risk equal their carrying amount.

	2019
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,241	9,228	—	38,469
Standard grade	1,710	6,224	—	7,934
Substandard grade	7	6,984	—	6,991
Default	298	1,763	15,141	17,202
Gross carrying amount	31,256	24,199	15,141	70,596
Less allowance	298	1,763	15,141	17,202
Carrying amount	30,958	22,436	—	53,394

	2018
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	58,299	8,776	—	67,075
Standard grade	1,470	7,881	—	9,351
Substandard grade	3	7,399	—	7,402
Default	236	1,595	14,908	16,739
Gross carrying amount	60,008	25,651	14,908	100,567
Less allowance	236	1,595	14,908	16,739
Carrying amount	59,772	24,056	—	83,828

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument.  Debt investment securities are generally unsecured.  Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines.  Generally, collateral is not held over loans and advances to us except for reverse repurchase agreements.  Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2019 and 2018.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2019 and 2018:

	2019
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Cash and cash equivalents	24,369	184	24,185
Financial instruments at amortized cost:	26,106	377	25,729
Other financial assets	3,206	—	3,206
Debt instruments at amortized cost	150	—	150
Short-term investments	314	—	314
Retail subscribers	6,486	46	6,440
Corporate subscribers	8,403	331	8,072
Foreign administrations	1,519	—	1,519
Domestic carriers	799	—	799
Dealers, agents and others	5,229	—	5,229
Financial instruments at FVPL:	10,277	—	10,277
Financial assets at FVPL	3,369	—	3,369
Other financial assets	6,866	—	6,866
Interest rate swap	31	—	31
Forward foreign exchange contracts	8	—	8
Currency swap	2	—	2
Long-term currency swap	1	—	1
Financial instruments at FVOCI:	2,919	—	2,919
Financial assets at FVOCI	2,919	—	2,919
Total	63,671	561	63,110

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2019.

	2018
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Cash and cash equivalents	51,654	187	51,467
Financial instruments at amortized cost:	27,821	329	27,492
Other financial assets	2,450	—	2,450
Debt instruments at amortized cost	150	—	150
Short-term investments	1,165	—	1,165
Retail subscribers	9,620	55	9,565
Corporate subscribers	6,564	273	6,291
Foreign administrations	3,306	—	3,306
Domestic carriers	193	—	193
Dealers, agents and others	4,373	1	4,372
Financial instruments at FVPL:	11,919	—	11,919
Financial assets at FVPL	4,763	—	4,763
Other financial assets	6,833	—	6,833
Interest rate swap	227	—	227
Long-term currency swap	83	—	83
Currency swap	13	—	13
Financial instruments at FVOCI:	4,353	—	4,353
Financial assets at FVOCI:	4,353	—	4,353
Total	95,747	516	95,231

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2018.

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2019 and 2018:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2019
Cash and cash equivalents	24,369	24,111	258	—	—
Financial instruments at amortized cost:	43,308	11,439	7,676	6,991	17,202
Other financial assets	3,504	1,747	1,452	7	298
Debt instruments at amortized cost	150	150	—	—	—
Short-term investments	314	314	—	—	—
Retail subscribers	17,178	3,280	1,634	1,572	10,692
Corporate subscribers	13,005	3,652	2,041	2,710	4,602
Foreign administrations	1,896	460	414	645	377
Domestic carriers	889	374	40	385	90
Dealers, agents and others	6,372	1,462	2,095	1,672	1,143
Financial instruments at FVPL:	10,277	10,160	117	—	—
Financial assets at FVPL	3,369	3,252	117	—	—
Other financial assets	6,866	6,866	—	—	—
Interest rate swap	31	31	—	—	—
Forward foreign exchange contracts	8	8	—	—	—
Currency swap	2	2	—	—	—
Long-term currency swap	1	1	—	—	—
Financial instruments at FVOCI:	2,919	2,919	—	—	—
Financial assets at FVOCI:	2,919	2,919	—	—	—
Total	80,873	48,629	8,051	6,991	17,202

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2018
Cash and cash equivalents	51,654	51,410	244	—	—
Financial instruments at amortized cost:	44,560	11,312	9,107	7,402	16,739
Other financial assets	2,686	1,221	1,226	3	236
Debt instruments at amortized cost	150	150	—	—	—
Short-term investments	1,165	1,165	—	—	—
Retail subscribers	19,444	4,125	3,577	1,918	9,824
Corporate subscribers	11,073	2,806	1,519	2,239	4,509
Foreign administrations	4,225	593	850	1,863	919
Domestic carriers	270	29	49	115	77
Dealers, agents and others	5,547	1,223	1,886	1,264	1,174
Financial instruments at FVPL:	11,919	11,806	113	—	—
Financial assets at FVPL	4,763	4,650	113	—	—
Other financial assets	6,833	6,833	—	—	—
Interest rate swap	227	227	—	—	—
Long-term currency swap	83	83	—	—	—
Currency swap	13	13	—	—	—
Financial instruments at FVOCI:	4,353	4,353	—	—	—
Financial assets at FVOCI:	4,353	4,353	—	—	—
Total	112,486	78,881	9,464	7,402	16,739

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2019 and 2018 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2019
Cash and cash equivalents	24,369	24,369	—	—	—	—
Financial instruments at amortized cost:	43,308	19,115	2,006	1,247	3,738	17,202
Other financial assets	3,504	3,199	—	—	7	298
Debt instruments at amortized cost	150	150	—	—	—	—
Short-term investments	314	314	—	—	—	—
Retail subscribers	17,178	4,914	994	150	428	10,692
Corporate subscribers	13,005	5,693	705	770	1,220	4,617
Foreign administrations	1,896	874	41	26	578	377
Domestic carriers	889	414	103	240	43	89
Dealers, agents and others	6,372	3,557	163	61	1,462	1,129
Financial instruments at FVPL:	10,277	10,277	—	—	—	—
Financial assets at FVPL	3,369	3,369	—	—	—	—
Other financial assets	6,866	6,866	—	—	—	—
Interest rate swap	31	31	—	—	—	—
Forward foreign exchange contracts	8	8	—	—	—	—
Currency swap	2	2	—	—	—	—
Long-term currency swap	1	1	—	—	—	—
Financial instruments at FVOCI:	2,919	2,919	—	—	—	—
Financial assets at FVOCI:	2,919	2,919	—	—	—	—
Total	80,873	56,680	2,006	1,247	3,738	17,202

December 31, 2018
Cash and cash equivalents	51,654	51,654	—	—	—	—
Financial instruments at amortized cost:	44,560	20,419	3,262	398	3,742	16,739
Other financial assets	2,686	2,447	—	—	3	236
Debt instruments at amortized cost	150	150	—	—	—	—
Short-term investments	1,165	1,165	—	—	—	—
Retail subscribers	19,444	7,702	1,747	62	109	9,824
Corporate subscribers	11,073	4,325	957	101	1,181	4,509
Foreign administrations	4,225	1,443	139	131	1,593	919
Domestic carriers	270	78	52	21	42	77
Dealers, agents and others	5,547	3,109	367	83	814	1,174
Financial instruments at FVPL:	11,919	11,919	—	—	—	—
Financial assets at FVPL	4,763	4,763	—	—	—	—
Other financial assets	6,833	6,833	—	—	—	—
Interest rate swap	227	227	—	—
Long-term currency swap	83	83	—	—	—	—
Currency swap	13	13	—	—	—	—
Financial instruments at FVOCI:	4,353	4,353	—	—	—	—
Financial assets at FVOCI:	4,353	4,353	—	—	—	—
Total	112,486	88,345	3,262	398	3,742	16,739

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives which include maintaining healthy capital ratios and strong credit ratings, and maximizing shareholder value.

In recent years, our cash flow from operations has allowed us to substantially reduce debts and, in 2005, resume payment of dividends on common shares.  Since 2005, our strong cash flow has enabled us to make investments in new areas and pay higher dividends.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas.  On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends, although we amended our dividend policy to reduce the regular dividend payout to 60% of core EPS in 2016.  In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements.  The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS.  As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks.  Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios.  In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended December 31, 2019, 2018 and 2017.